SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
SEGMENTED INFORMATION
22.	SEGMENTED INFORMATION

Business Segments

The Company operates in three primary segments - the Mining segment, the Closed Mine Services segment and the Corporate and Other segment. The Mining segment includes activities related to exploration, evaluation and development, mining, milling (including toll milling) and the sale of mineral concentrates. The Closed Mine Services segment includes the results of the Company’s environmental services business which provides mine decommissioning and other services to third parties. The Corporate and Other segment includes management fee income earned from UPC and general corporate expenses not allocated to the other segments. Management fee income has been included in the same segment as general corporate expenses due to the shared infrastructure between the two activities.

For the year ended December 31, 2021, reportable segment results were as follows:

(in thousands)	Mining	Closed Mines Services	Corporate and Other	Total

Statement of Operations:
Revenues	3,207	8,829	7,964	20,000

Expenses:
Operating expenses	(5,110)	(7,791)	-	(12,901)
Exploration	(4,477)	-	-	(4,477)
Evaluation	(15,521)	-	-	(15,521)
General and administrative	(19)	-	(9,672)	(9,691)
	(25,127)	(7,791)	(9,672)	(42,590)
Segment income (loss)	(21,920)	1,038	(1,708)	(22,590)

Revenues-supplemental:
Environmental services	-	8,829	-	8,829
Management fees	-	-	7,964	7,964
Toll milling services-deferred revenue (note 12)	3,207	-	-	3,207
	3,207	8,829	7,964	20,000

Capital additions:
Property, plant and equipment (note 10)	1,009	102	191	1,302

Long-lived assets:
Plant and equipment
Cost	101,392	4,182	1,062	106,636
Accumulated depreciation	(28,542)	(2,907)	(513)	(31,962)
Mineral properties	179,788	-	-	179,788
	252,638	1,275	549	254,462
For the year ended December 31, 2020, reportable segment results were as follows:

(in thousands)	Mining	Closed Mines Services	Corporate and Other	Total

Statement of Operations:
Revenues	3,614	8,205	2,604	14,423

Expenses:
Operating expenses	(3,742)	(6,849)	(3)	(10,594)
Exploration	(5,314)	-	-	(5,314)
Evaluation	(3,718)	-	-	(3,718)
General and administrative	(19)	-	(7,590)	(7,609)
	(12,793)	(6,849)	(7,593)	(27,235)
Segment income (loss)	(9,179)	1,356	(4,989)	(12,812)

Revenues-supplemental:
Uranium concentrate sales	852	-	-	852
Environmental services	-	8,205	-	8,205
Management fees	-	-	2,604	2,604
Toll milling services-deferred revenue (note 12)	2,762	-	-	2,762
	3,614	8,205	2,604	14,423

Capital additions:
Property, plant and equipment (note 10)	289	15	-	304

Long-lived assets:
Plant and equipment
Cost	101,540	4,546	892	106,978
Accumulated depreciation	(26,241)	(3,194)	(416)	(29,851)
Mineral properties	179,743	-	-	179,743
	255,042	1,352	476	256,870

Revenue Concentration

The Company’s business is such that, at any given time, it sells its environmental and other services to a relatively small number of customers. During 2021, one customer from the Corporate and Other segment, two customers from Closed Mines Services segment and one customer from the Mining segment accounted for approximately 100% of total revenues consisting of 40%, 44% and 16% respectively. During 2020, one customer from the Corporate and Other segment, three customers from the Closed Mine Services segment and one customer from the Mining segment accounted for approximately 94% of total revenues consisting of 18%, 57% and 19% respectively.

Revenue Commitments

Denison’s revenue portfolio consists of short and long-term sales commitments. The following table summarized the expected future revenue, by segment, based on the customer contract commitments and information that exists as at December 31, 2021:

(in thousands)	2022	2023	2024	2025	There- after	Total

Revenues-by Segment:
Closed Mines Services
Environmental services	7,218	3,301	-	-	-	10,519
Total Revenue Commitments	7,218	3,301	-	-	-	10,519

The amounts in the table above represent the estimated consideration that Denison will be entitled to receive when it satisfies the remaining performance obligations in its customer contracts. Various assumptions, consistent with past experience, have been made where the quantity of the performance obligation may vary.

In addition to the amounts disclosed above, the Company is also contracted to pay onward to APG all toll milling cash proceeds received from the MLJV related to the processing of specified Cigar Lake ore through the McClean Lake mill (see note 12). The timing and amount of such future toll milling cash proceeds are outside the control of the Company.